CONCENTRATION AND RISKS	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATION AND RISKS

4.	CONCENTRATION AND RISKS

(a)	Foreign exchange risk

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

(b)	Credit risk

Financial instruments that potentially expose the Group to credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, short-term and long-term deposits, accounts and notes receivable and amounts due from related parties. The Group places its cash and cash equivalents, restricted cash, short-term investments and short-term deposits with financial institutions with high credit ratings and quality. There has been no recent history of default in relation to these financial institutions and credit risk is immaterial.

The Group conducts credit evaluations of third-party customers and related parties, and generally does not require collateral or other security from its third-party customers and related parties. The Group establishes an allowance for credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific third-party customers and related parties.

Concentration risk of accounts and notes receivable from third parties are presented as below:

	As of December 31,
	2024		2025
	RMB		RMB
Company A	9,653	40%	16,070	51%
Company B	-	-	6,004	19%
Company C	4,440	18%	-	-

Concentration risk of accounts receivable from related parties are presented as below:

	As of December 31,
	2024		2025
	RMB		RMB
Xiaomi	591,221	100%	304,078	89%
Foshan Viomi	-	-	36,095	11%

Concentration risk of other receivables from related parties are presented as below:

	As of December 31,
	2024		2025
	RMB		RMB
Xiaomi	100	1%	200	100%
Foshan Viomi	11,134	99%	-	-

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 AND 2025

(Amounts in thousands, except shares, ADS, per share and per ADS data)

4.	CONCENTRATION AND RISKS (Continued)

(c)	Revenue concentration risk

	Year ended December 31,
	2023		2024		2025
	RMB		RMB		RMB
Xiaomi	1,292,880	79%	1,752,246	83%	2,174,895	90%